Related Party Transactions (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Administrative expenses			$ 4,000
Loan payable				$ 10,000
Deep Isolation, Inc.
Related Party Transactions
Carried interest				6.00%
Related Party
Related Party Transactions
Administrative expenses	$ 12,500	$ 0
Loan payable				$ 10,000
Carried interest				6.00%